Retirement Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Retirement Benefit Plans

12.	Retirement Benefit Plans
Our defined benefit pension plans and postretirement medical plan are described in Note 13 of our annual report on Form 10-K for the year ended December 31, 2016. We have contributed $145 and $198 during the third quarter of 2017 and $410 and $493 during the first nine months of 2017 to our pension plans and postretirement medical plan, respectively.
The components of the net periodic (benefit) cost for the three and nine months ended September 30, 2017 and 2016 were as follows:

	Three Months Ended
	September 30
	Pension Benefits				Postretirement
	U.S. Plans		Non-U.S. Plans		Medical Benefits
	2017	2016	2017	2016	2017	2016
Service cost	$—	$88	$124	$32	$6	$25
Interest cost	373	414	96	96	91	99
Expected return on plan assets	(581)	(599)	(101)	(89)	—	—
Amortization of net actuarial loss	12	13	—	—	—	—
Amortization of prior service cost	—	10	50	29	—	—
Foreign currency	—	—	135	(57)	—	—
Net periodic (benefit) cost	$(196)	$(74)	$304	$11	$97	$124

	Nine Months Ended
	September 30
	Pension Benefits				Postretirement
	U.S. Plans		Non-U.S. Plans		Medical Benefits
	2017	2016	2017	2016	2017	2016
Service cost	$—	$265	$172	$104	$46	$73
Interest cost	1,153	1,244	315	304	272	298
Expected return on plan assets	(1,752)	(1,799)	(298)	(283)	—	—
Amortization of net actuarial loss	33	30	—	—	—	—
Amortization of prior service cost	—	31	146	93	—	—
Settlement charge	205	—	—	—	—	—
Foreign currency	—	—	364	(33)	—	—
Net periodic (benefit) cost	$(361)	$(229)	$699	$185	$318	$371

Retirement Benefit Plans
Substantially all U.S. employees are covered by various retirement benefit plans, including defined benefit pension plans, postretirement medical plans and defined contribution savings plans. Retirement benefits for eligible employees in foreign locations are funded principally through defined benefit plans, annuity or government programs. The total cost of benefits for our plans was $12,108, $12,428 and $11,334 in 2016, 2015 and 2014, respectively.
We have a qualified, funded defined benefit retirement plan (the “U.S. Pension Plan”) covering certain current and retired employees in the U.S. Pension Plan benefits are based on the years of service and compensation during the highest five consecutive years of service in the final ten years of employment. No new participants have entered the plan since 2000. The plan has 351 participants including 61 active employees as of December 31, 2016. During 2015, the plan was amended to freeze benefits for all participants effective January 31, 2017. On February 15, 2017, the Board of Directors approved the termination of the U.S. Pension Plan, effective May 15, 2017.
We have a U.S. postretirement medical benefit plan (the “U.S. Retiree Plan”) to provide certain healthcare benefits for U.S. employees hired before January 1, 1999. Eligibility for those benefits is based upon a combination of years of service with us and age upon retirement.
Our defined contribution savings plan (“401(k)”) covers substantially all U.S. employees. Under this plan, we match up to 3% of the employee’s annual compensation in cash to be invested per their election. We also make a profit sharing contribution to the 401(k) plan for employees with more than one year of service in accordance with our Profit Sharing Plan. This contribution is based upon our financial performance and can be funded in the form of Tennant stock, cash or a combination of both. Expenses for the 401(k) plan were $8,359, $8,098 and $7,475 during 2016, 2015 and 2014, respectively.
We have a U.S. nonqualified supplemental benefit plan (the “U.S. Nonqualified Plan”) to provide additional retirement benefits for certain employees whose benefits under our 401(k) plan or U.S. Pension Plan are limited by either the Employee Retirement Income Security Act or the Internal Revenue Code.
We also have defined pension benefit plans in the United Kingdom and Germany (the “U.K. Pension Plan” and the “German Pension Plan”). The U.K. Pension Plan and German Pension Plan cover certain current and retired employees and both plans are closed to new participants.
We expect to contribute approximately $238 to our U.S. Nonqualified Plan, $828 to our U.S. Retiree Plan, $185 to our U.K. Pension Plan and $30 to our German Pension Plan in 2017. No contributions to the U.S. Pension Plan are expected to be required during 2017. There were no contributions made to the U.S. Pension Plan during 2016.
Weighted-average asset allocations by asset category of the U.S. and U.K. Pension Plans as of December 31, 2016 are as follows:

Asset Category	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents	$663	$663	$—	$—
Mutual Funds:
U.S. Large-Cap	9,803	9,803	—	—
U.S. Small-Cap	2,584	2,584	—	—
International Equities	2,244	2,244	—	—
Fixed-Income Domestic	4,564	4,564	—	—
Collective Investment Funds	26,531	—	26,531	—
Investment Account held by Pension Plan (1)	9,562	—	—	9,562
Total	$55,951	$19,858	$26,531	$9,562

(1)	This category is comprised of investments in insurance contracts.
Weighted-average asset allocations by asset category of the U.S. and U.K. Pension Plans as of December 31, 2015 are as follows:

Asset Category	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents	$954	$954	$—	$—
Mutual Funds:
U.S. Large-Cap	9,194	9,194	—	—
U.S. Small-Cap	2,258	2,258	—	—
International Equities	2,206	2,206	—	—
Fixed-Income Domestic	32,589	32,589	—	—
Investment Account held by Pension Plan (1)	10,691	—	—	10,691
Total	$57,892	$47,201	$—	$10,691

(1)	This category is comprised of investments in insurance contracts.
Estimates of the fair value of U.S. and U.K Pension Plan assets are based on the framework established in the accounting guidance for fair value measurements. A brief description of the three levels can be found in Note 12. Equity Securities and Mutual Funds traded in active markets are classified as Level 1. Collective Investment Funds are measured at fair value using quoted market prices. They are classified as Level 2 as they trade in a non-active market for which asset prices are readily available. The Investment Account held by the U.K. Pension Plan invests in insurance contracts for purposes of funding the U.K. Pension Plan and is classified as Level 3. The fair value of the Investment Account is the cash surrender values as determined by the provider which are the amounts the plan would receive if the contracts were cashed out at year end. The underlying assets held by these contracts are primarily invested in assets traded in active markets.
A reconciliation of the beginning and ending balances of the Level 3 investments of our U.K. Pension Plan during the years ended are as follows:

	2016	2015
Fair value at beginning of year	$10,691	$9,989
Purchases, sales, issuances and settlements, net	7	52
Net gain	674	1,232
Foreign currency	(1,810)	(582)
Fair value at end of year	$9,562	$10,691

The primary objective of our U.S. and U.K. Pension Plans is to meet retirement income commitments to plan participants at a reasonable cost to us and to maintain a sound actuarially funded status. This objective is accomplished through growth of capital and safety of funds invested. The pension plans' assets are invested in securities to achieve growth of capital over inflation through appreciation and accumulation and reinvestment of dividend and interest income. Investments are diversified to control risk. The target allocation for the U.S. Pension Plan is 70% debt securities and 30% equity. Equity securities within the U.S. Pension Plan do not include any direct investments in Tennant Company Common Stock. The U.K. Pension Plan is invested in insurance contracts with underlying investments primarily in equity and fixed income securities. Our German Pension Plan is unfunded, which is customary in that country.
Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Postretirement Medical Benefits
	2016	2015	2016	2015	2016	2015
Discount rate	3.92%	4.08%	2.64%	3.59%	3.58%	3.70%
Rate of compensation increase	3.00%	3.00%	3.50%	3.50%	—	—
Weighted-average assumptions used to determine net periodic benefit costs as of December 31 are as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Postretirement Medical Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Discount rate	4.08%	3.76%	4.63%	3.59%	3.38%	4.33%	3.70%	3.39%	4.10%
Expected long-term rate of return on plan assets	5.20%	5.20%	5.70%	4.60%	4.40%	5.60%	—	—	—
Rate of compensation increase	3.00%	3.00%	3.00%	3.50%	3.50%	4.50%	—	—	—

The discount rate is used to discount future benefit obligations back to today’s dollars. Our discount rates were determined based on high-quality fixed income investments. The resulting discount rates are consistent with the duration of plan liabilities. The Citigroup Above Median Spot Rate is used in determining the discount rate for the U.S. Plans. The expected return on assets assumption on the investment portfolios for the pension plans is based on the long-term expected returns for the investment mix of assets currently in the portfolio. Management uses historic return trends of the asset portfolio combined with recent market conditions to estimate the future rate of return.
The accumulated benefit obligations as of December 31, for all defined benefit plans are as follows:

	2016	2015
U.S. Pension Plans	$40,961	$41,537
U.K. Pension Plan	10,067	9,720
German Pension Plan	871	870

Information for our plans with an accumulated benefit obligation in excess of plan assets as of December 31 is as follows:

	2016	2015
Accumulated benefit obligation	$12,597	$2,616
Fair value of plan assets	9,562	—

As of December 31, 2016, the U.S. Nonqualified, the U.K. Pension and the German Pension Plans had an accumulated benefit obligation in excess of plan assets. As of December 31, 2015, the U.S. Nonqualified and the German Pension Plans had an accumulated benefit obligation in excess of plan assets.
Information for our plans with a projected benefit obligation in excess of plan assets as of December 31 is as follows:

	2016	2015
Projected benefit obligation	$12,794	$2,616
Fair value of plan assets	9,562	—

As of December 31, 2016, the U.S. Nonqualified, the UK Pension and the German Pension Plans had a projected benefit obligation in excess of plan assets. As of December 31, 2015, the U.S. Nonqualified and the German Pension Plans had a projected benefit obligation in excess of plan assets.
Assumed healthcare cost trend rates as of December 31 are as follows:

	2016	2015
Healthcare cost trend rate assumption for the next year	6.56%	6.76%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2031	2031

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. To illustrate, a one-percentage-point change in assumed healthcare cost trends would have the following effects:

	1-Percentage- Point Decrease	1-Percentage- Point Increase
Effect on total of service and interest cost components	$(35)	$39
Effect on postretirement benefit obligation	$(751)	$850

Summaries related to changes in benefit obligations and plan assets and to the funded status of our defined benefit and postretirement medical benefit plans are as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Postretirement Medical Benefits
	2016	2015	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$41,774	$47,027	$10,883	$12,014	$11,144	$13,292
Service cost	354	480	103	153	76	96
Interest cost	1,659	1,711	358	396	396	393
Plan participants' contributions	—	—	14	20	—	—
Actuarial loss (gain)	690	(3,352)	1,939	(718)	6	(1,618)
Foreign exchange	—	—	(1,852)	(681)	—	—
Benefits paid	(3,516)	(1,944)	(309)	(301)	(1,082)	(1,019)
Settlement	—	(2,148)	—	—	—	—
Benefit obligation at end of year	$40,961	$41,774	$11,136	$10,883	$10,540	$11,144
Change in fair value of plan assets and net accrued liabilities:
Fair value of plan assets at beginning of year	$47,201	$51,885	$10,691	$9,989	$—	$—
Actual return on plan assets	2,457	(933)	673	1,232	—	—
Employer contributions	247	341	303	333	1,082	1,019
Plan participants' contributions	—	—	14	20	—	—
Foreign exchange	—	—	(1,810)	(582)	—	—
Benefits paid	(3,516)	(1,944)	(309)	(301)	(1,082)	(1,019)
Settlement	—	(2,148)	—	—	—	—
Fair value of plan assets at end of year	46,389	47,201	9,562	10,691	—	—
Funded status at end of year	$5,428	$5,427	$(1,574)	$(192)	$(10,540)	$(11,144)
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent Other Assets	$7,087	$7,173	$—	$678	$—	$—
Current Liabilities	(239)	(243)	(30)	(33)	(828)	(835)
Long-Term Liabilities	(1,420)	(1,503)	(1,544)	(837)	(9,712)	(10,309)
Net accrued asset (liability)	$5,428	$5,427	$(1,574)	$(192)	$(10,540)	$(11,144)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Prior service cost	$—	$(42)	$—	$—	$—	$—
Net actuarial loss	(5,720)	(5,127)	(1,802)	(111)	(566)	(560)
Accumulated Other Comprehensive Loss	$(5,720)	$(5,169)	$(1,802)	$(111)	$(566)	$(560)

The components of the net periodic benefit (credit) cost for the three years ended December 31 were as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Postretirement Medical Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Service cost	$354	$480	$493	$103	$153	$155	$76	$96	$128
Interest cost	1,659	1,711	1,964	358	396	476	396	393	497
Expected return on plan assets	(2,400)	(2,613)	(2,683)	(452)	(433)	(539)	—	—	—
Amortization of net actuarial loss	41	835	147	27	54	9	—	—	—
Amortization of prior service cost (credit)	41	42	43	—	—	—	—	—	(6)
Foreign currency	—	—	—	97	(35)	(61)	—	—	—
Curtailment charge	—	25	—	—	—	—	—	—	—
Settlement charge	—	225	356	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(305)	$705	$320	$133	$135	$40	$472	$489	$619

The changes in Accumulated Other Comprehensive Loss for the three years ended December 31 were as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Postretirement Medical Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net actuarial loss (gain)	$633	$195	$4,353	$1,718	$(1,517)	$987	$6	$(1,618)	$591
Amortization of prior service (cost) credit	(41)	(67)	(43)	—	—	—	—	—	6
Amortization of net actuarial loss	(41)	(1,060)	(503)	(27)	(54)	(9)	—	—	—
Total recognized in other comprehensive loss (income)	$551	$(932)	$3,807	$1,691	$(1,571)	$978	$6	$(1,618)	$597
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$246	$(227)	$4,127	$1,824	$(1,436)	$1,018	$478	$(1,129)	$1,216

The following benefit payments, which reflect expected future service, are expected to be paid for our U.S. and Non-U.S. plans:

	U.S. Pension Benefits	Non-U.S. Pension Benefits	Postretirement Medical Benefits
2017	$2,289	$215	$828
2018	2,436	221	887
2019	2,422	228	924
2020	2,499	235	979
2021	2,567	243	882
2022 to 2026	13,130	1,344	4,141
Total	$25,343	$2,486	$8,641

The following amounts are included in Accumulated Other Comprehensive Loss as of December 31, 2016 and are expected to be recognized as components of net periodic benefit cost during 2017:

	Pension Benefits	Postretirement Medical Benefits
Net actuarial loss	$111	$—
Prior service cost	—	—